LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Interest Income Accrued	$ 5,368	$ 3,555
Impairment loss	$ 0	$ 0	$ 260